Employee Benefit Plans (Accrued Benefit Liabilities Recognized) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure of defined benefit plans [line items]
Accrued benefit obligation	$ 385	$ 489
Fair value of plan assets	415	468
Accrued benefit (assets) liabilities and deficit	$ (30)	$ 21